State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 2, 2016

TO THE PROSPECTUS

DATED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSHXX)

Administration Class (SSYXX)

Investment Class (SSVXX)

Investor Class (SSZXX)

Premier Class (SSIXX)

(the “Fund”)

The purchase minimum to establish an account for Premier Class shares of the Fund is $250,000,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Premier Class shares for the Fund are replaced with “$250,000,000.”

In addition, the purchase minimum to establish an account for Administration Class shares of the Fund is $1,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Administration Class shares for the Fund are replaced with “$1,000.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMBOSUPPA2

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 2, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Premier Class (GVMXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Premier Class (TPIXX)

(each a “Fund” and collectively the “Funds”)

The purchase minimum to establish an account for Premier Class shares of each Fund is $250,000,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Premier Class shares for each Fund are replaced with “$250,000,000.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TWOFUNDSUPPA2

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 2, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX) Investor Class (SAMXX) Premier Class (GVMXX)	Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX) Investor Class (SSNXX) Premier Class (TRIXX)	Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX) Investor Class (SAEXX) Premier Class (TPIXX)

(each a “Fund” and collectively the “Funds”)

The purchase minimum to establish an account for Premier Class shares of each Fund is $250,000,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Premier Class shares for each Fund are replaced with “$250,000,000.”

In addition, the purchase minimum to establish an account for Administration Class shares of each Fund is $1,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Administration Class shares for each Fund are replaced with “$1,000.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THREEFUNDSUPPA2

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 2, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016

STATE STREET 60 DAY MONEY MARKET FUND Premier Class (CCKXX) Investment Class (CCHXX) Institutional Class (CCDXX) Investor Class (CCJXX) Administration Class (CCEXX)	STATE STREET INSTITUTIONAL LIQUID ASSETS FUND Premier Class (MMQXX) Investment Class (MMKXX) Institutional Class (MMFXX) Investor Class (MMOXX) Administration Class (MMHXX)

STATE STREET CASH RESERVES FUND Premier Class (MMEXX) Investment Class (CCWXX) Institutional Class (CCQXX) Investor Class (MMDXX) Administration Class (CCVXX)	STATE STREET CURRENT YIELD FUND Premier Class (SSYLX) Investment Class (SSYFX) Institutional Class (SSYDX) Investor Class (SSYHX) Administration Class (SSYEX)

STATE STREET CONSERVATIVE INCOME FUND Premier Class (SSKLX) Investment Class (SSKJX) Institutional Class (SSKGX) Investor Class (SSKKX) Administration Class (SSKHX)

(each a “Fund” and collectively the “Funds”)

The purchase minimum to establish an account for Premier Class shares of each Fund is $250,000,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Premier Class shares for each Fund are replaced with “$250,000,000.”

In addition, the purchase minimum to establish an account for Administration Class shares of each Fund is $1,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Administration Class shares for each Fund are replaced with “$1,000.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FIVEFUNDSUPPA2

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 2, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 19, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Administration Class (SALXX)

(the “Fund”)

The purchase minimum to establish an account for Administration Class shares of the Fund is $1,000. Effective immediately, all references in the Prospectus to the purchase minimum to establish an account for Administration Class shares for the Fund are replaced with “$1,000.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ONEFUNDSUPPA2